Note 20 - Regulatory Capital Matters - Summary of Regulatory Capital Information (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Capital	$ 130,785	$ 131,948
Capital to Risk-Weighted Assets	16.64%	16.60%
Capital Required for Capital Adequacy	$ 62,880	$ 63,602
Capital Required for Capital Adequacy to Risk-Weighted Assets	8.00%	8.00%
Tier I Risk Based Capital	$ 121,862	$ 123,344
Tier I Risk Based Capital to Risk-Weighted Assets	15.50%	15.51%
Tier I Risk Based Capital Required for Capital Adequacy	$ 47,160	$ 47,702
Tier I Risk Based Capital Required for Capital Adequacy to Risk-Weighted Assets	6.00%	6.00%
Common Equity Tier I Risk Based Capital	$ 89,002	$ 81,823
Common Equity Tier I Risk Based Capital to Risk-Weighted Assets	11.32%	10.29%
Common Equity Tier I Risk Based Capital Required for Capital Adequacy	$ 35,370	$ 35,776
Common Equity Tier I Risk Based Capital Required for Capital Adequacy to Risk-Weighted Assets	4.50%	4.50%
Tier I Leverage Capital	$ 121,862	$ 123,344
Tier I Leverage Capital to Average Assets	10.29%	10.69%
Tier I Leverage Capital Required for Capital Adequacy	$ 47,368	$ 46,149
Tier I Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Colony Bank [Member]
Capital	$ 127,646	$ 126,939
Capital to Risk-Weighted Assets	16.26%	15.99%
Capital Required for Capital Adequacy	$ 62,796	$ 63,500
Capital Required for Capital Adequacy to Risk-Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	$ 78,495	$ 79,375
Capital Requited to be Well Capitalized to Risk-Weighted Assets	10.00%	10.00%
Tier I Risk Based Capital	$ 118,723	$ 118,335
Tier I Risk Based Capital to Risk-Weighted Assets	15.12%	14.91%
Tier I Risk Based Capital Required for Capital Adequacy	$ 47,097	$ 47,625
Tier I Risk Based Capital Required for Capital Adequacy to Risk-Weighted Assets	6.00%	6.00%
Tier I Risk Based Capital Required to be Well Capitalized	$ 62,796	$ 63,500
Tier I Risk Based Capital Required to be Well Capitalized to Risk-Weighted Assets	8.00%	8.00%
Common Equity Tier I Risk Based Capital	$ 118,723	$ 118,335
Common Equity Tier I Risk Based Capital to Risk-Weighted Assets	15.12%	14.91%
Common Equity Tier I Risk Based Capital Required for Capital Adequacy	$ 35,323	$ 35,719
Common Equity Tier I Risk Based Capital Required for Capital Adequacy to Risk-Weighted Assets	4.50%	4.50%
Common Equity Tier I Risk Based Capital Required to Be Well Capitalized	$ 51,022	$ 51,594
Common Equity Tier I Risk Based Capital Required to Be Well Capitalized to Risk-Weighted Assets	6.50%	6.50%
Tier I Leverage Capital	$ 118,723	$ 118,335
Tier I Leverage Capital to Average Assets	10.04%	10.27%
Tier I Leverage Capital Required for Capital Adequacy	$ 47,290	$ 46,074
Tier I Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier I Leverage Capital Required to Be Well Capitalized	$ 59,113	$ 57,592
Tier I Leverage Capital Required to Be Well Capitalized to Average Assets	5.00%	5.00%